CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Shares	Additional Paid in Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance at Sep. 30, 2023	$ 1	$ 307,398,305	$ (302,447,147)	$ (78,747)	$ 4,872,412
Beginning Balance (in shares) at Sep. 30, 2023	911
Increase (Decrease) in Stockholders' Equity
Stock based compensation expense		572,293			572,293
Deemed dividend - warrant repricing		233,087	(233,087)
Adjustment for reverse split (in shares)	113
Net loss			(6,992,521)	(95,785)	(7,088,306)
Ending Balance at Sep. 30, 2024	$ 14	318,815,358	(309,672,755)	(174,532)	$ 8,968,085
Ending Balance (in shares) at Sep. 30, 2024	13,755				13,755
Increase (Decrease) in Stockholders' Equity
Exercise of warrants	$ 3	508,597			$ 508,600
Exercise of warrants (in shares)	3,422
Exercise of warrants, cashlessly	$ 28	(28)
Exercise of warrants, cashlessly (in shares)	27,895
Stock based compensation expense		28,973			28,973
Common stock and pre-funded warrants issued in registered direct offering, net of offering costs	$ 27	5,712,673			5,712,700
Common stock and pre-funded warrants issued in registered direct offering, net of offering costs (in shares)	27,083
Deemed dividend - warrant repricing		14,907,223	(14,907,223)
Net loss			(2,639,412)	(29,301)	(2,668,713)
Ending Balance at Dec. 31, 2024	$ 72	339,972,796	(327,219,390)	(203,833)	12,549,645
Ending Balance (in shares) at Dec. 31, 2024	72,155
Beginning Balance at Sep. 30, 2024	$ 14	318,815,358	(309,672,755)	(174,532)	$ 8,968,085
Beginning Balance (in shares) at Sep. 30, 2024	13,755				13,755
Increase (Decrease) in Stockholders' Equity
Net loss					$ (6,004,833)
Ending Balance at Mar. 31, 2025	$ 422	364,902,558	(354,442,994)	(235,778)	10,224,208
Ending Balance (in shares) at Mar. 31, 2025	422,095
Beginning Balance at Sep. 30, 2024	$ 14	318,815,358	(309,672,755)	(174,532)	$ 8,968,085
Beginning Balance (in shares) at Sep. 30, 2024	13,755				13,755
Increase (Decrease) in Stockholders' Equity
Exercise of warrants, cashlessly	$ 1,314	(1,314)
Exercise of warrants, cashlessly (in shares)	1,314,112
Stock based compensation expense		(102,021)			$ (102,021)
Deemed dividend - warrant repricing		54,326,896	(54,326,896)
Adjustment for reverse split	$ 79	(79)
Adjustment for reverse split (in shares)	78,704
Net loss			(15,160,724)	(188,522)	(15,349,246)
Ending Balance at Sep. 30, 2025	$ 1,663	381,463,459	(379,160,375)	(363,054)	$ 1,941,693
Ending Balance (in shares) at Sep. 30, 2025	1,662,601				1,662,601
Beginning Balance at Dec. 31, 2024	$ 72	339,972,796	(327,219,390)	(203,833)	$ 12,549,645
Beginning Balance (in shares) at Dec. 31, 2024	72,155
Increase (Decrease) in Stockholders' Equity
Exercise of warrants	$ 30	984,142			984,172
Exercise of warrants (in shares)	30,003
Exercise of warrants, cashlessly	$ 315	(315)
Exercise of warrants, cashlessly (in shares)	314,845
Stock based compensation expense		26,511			26,511
Deemed dividend - warrant repricing		23,919,429	(23,919,429)
Adjustment for reverse split	$ 5	(5)
Adjustment for reverse split (in shares)	5,092
Net loss			(3,304,175)	(31,945)	(3,336,120)
Ending Balance at Mar. 31, 2025	$ 422	364,902,558	(354,442,994)	(235,778)	10,224,208
Ending Balance (in shares) at Mar. 31, 2025	422,095
Beginning Balance at Sep. 30, 2025	$ 1,663	381,463,459	(379,160,375)	(363,054)	$ 1,941,693
Beginning Balance (in shares) at Sep. 30, 2025	1,662,601				1,662,601
Increase (Decrease) in Stockholders' Equity
Exercise of warrants	$ 143	731,621			$ 731,764
Exercise of warrants (in shares)	142,608
Exercise of warrants, cashlessly	$ 407	(407)
Exercise of warrants, cashlessly (in shares)	406,730
Stock based compensation expense		633,120			633,120
Common stock and pre-funded warrants issued in PIPE, net of offering cost	$ 2,550	24,900,300			24,902,850
Common stock and pre-funded warrants issued in PIPE, net of offering cost (in shares)	2,549,573
Issuance of warrants to consultants		8,826,154			8,826,154
Common stock issued on ATM, net of offering costs	$ 11	30,738			30,749
Common stock issued on ATM, net of offering costs (in shares)	10,759
Deemed dividend - warrant repricing		32,827	(32,827)
Net loss			(18,593,563)	(12,619)	(18,606,182)
Ending Balance at Dec. 31, 2025	$ 4,774	416,617,812	(397,786,765)	(375,673)	18,460,148
Ending Balance (in shares) at Dec. 31, 2025	4,772,271
Beginning Balance at Sep. 30, 2025	$ 1,663	381,463,459	(379,160,375)	(363,054)	$ 1,941,693
Beginning Balance (in shares) at Sep. 30, 2025	1,662,601				1,662,601
Increase (Decrease) in Stockholders' Equity
Net loss					$ (25,271,341)
Ending Balance at Mar. 31, 2026	$ 5,669	416,951,861	(404,451,992)	(375,605)	12,129,933
Ending Balance (in shares) at Mar. 31, 2026	5,667,469
Beginning Balance at Dec. 31, 2025	$ 4,774	416,617,812	(397,786,765)	(375,673)	18,460,148
Beginning Balance (in shares) at Dec. 31, 2025	4,772,271
Increase (Decrease) in Stockholders' Equity
Exercise of warrants, cashlessly	$ 695	(695)
Exercise of warrants, cashlessly (in shares)	695,270
Stock based compensation expense		334,944			334,944
Shares issued upon restricted stock vesting	$ 200	(200)
Shares issued upon restricted stock vesting (in shares)	199,928
Net loss			(6,665,227)	68	(6,665,159)
Ending Balance at Mar. 31, 2026	$ 5,669	$ 416,951,861	$ (404,451,992)	$ (375,605)	$ 12,129,933
Ending Balance (in shares) at Mar. 31, 2026	5,667,469